Off-Balance Sheet Commitments	6 Months Ended
Jun. 30, 2022
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Off-Balance Sheet Commitments	2.5.4 Off-Balance Sheet Commitments As of June 30, 2022, the Group has no off-balance sheet commitments to be reported other than those described in note 5. 33 of its 2021 Annual Report.